SHAREHOLDERS’ EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 10— SHAREHOLDERS’ EQUITY

1) Ordinary Shares

The Company’s authorized number of ordinary shares was 15,000,000 shares with par value of $0.001.

On December 22, 2020, the Company issued 5,181 shares of common stock to The Crone Law Group, P.C. or its designees for legal services (see Note 11).

On January 1, 2021, the Company issued an aggregate of 15,541 shares to a third party service provider for consulting services that had been rendered.

On April 14, April 27, 2022 and September 1, 2022, the Company issued cashless warrant shares of 5,777, 5,599 and 2,857 to three lenders respectively. (see Note 9 (b)).

During the year ended December 31, 2022, the Company issued 6,211 shares to a third party for warrant exercise (see Note 11).

During the year ended December 31, 2022, the Company issued 69,228 shares of common for the conversion of convertible promissory note payable (see note 9 (a)).

On January 19, 2023, the Company sold an aggregate of 8,000,000 shares of the common stock to buyers of the Private Placement for an aggregate purchase price of $40,000,000, or $5.00 per share. On January 20, 2023, the Company received net proceeds of $40 million accordingly.

During nine-month ended September 30, 2023, the Company issued 25,000 shares of common stock for the conversion of convertible promissory note payable (see note 9 (a)).

During the nine-month ended September 30, 2023, the Company issued 22,338 shares to two third party for warrant exercise (see Note 9(b)).

As of September 30, 2023, the Company had 9,732,948 issued and outstanding shares.

2) Reverse Stock Split

On February 17, 2023, the Company’s board of directors authorized a reverse stock split with a ratio of not less than one to five (1:5) and not more than one to eighty (1:80), with the exact amount and the timing of the reverse stock split to be as determined by the Chairman of the Board. Upon such reverse stock split becoming effective, the number of authorized shares of the common stock of the Company will also be decreased in the same ratio. Pursuant to Nevada Revised Statutes Section 78.209, the reverse stock split does not have to be approved by the shareholders of the Company.

On July 16, 2023, the Company’s board of directors approved a reverse stock split of the Company’s common stock at a ratio of 1-for-20. On July 16, 2023, the Company filed a certificate of change (with an effective date of July 16, 2023) with the Nevada Secretary of State pursuant to Nevada Revised Statutes 78.209 to effectuate a 1-for-20 reverse stock split of its outstanding common stock. On September 11, 2023, the Company received notice from FINRA/OTC Corporate Actions the reverse split would take effect at the open of business on September 12, 2023, and the reverse stock that split took effect on that date. All share information included in this Form 10-Q has been reflected as if the reverse stock split occurred as of the earliest period presented.

NOTE 10— SHAREHOLDERS’ EQUITY

Ordinary Shares

The Company’s authorized number of ordinary shares was 300,000,000 shares with par value of $0.001.

On December 22,2020, the Company issued 103,610 shares (5,181 shares post-Reverse Stock Split) of common stock to The Crone Law Group, P.C. or its designees for legal services (see Note 11).

On January 1, 2021, the Company issued an aggregate of 310,830 (15,541 shares post-Reverse Stock Split) shares to a third party service provider for consulting services that had been rendered.

On April 14, April 27, 2022 and September 1, 2022, the Company issued cashless warrant shares of 115,540 (5,777 post-Reverse Stock Split), 111,972 (5,599post-Reverse Stock Split) and 57,142 (2,857post-Reverse Stock Split) to three lenders respectively. (see Note 9 (b)).

During the year ended December 31, 2022, the Company issued 124,223 shares (6,211 post-Reverse Stock Split) to a third party for warrant exercise (see Note 11).

During the year ended December 31, 2022, the Company issued 1,384,564 shares (69,228 shares post-Reverse Stock Split) of common stock for the conversion of convertible promissory note payable (see note 9 (a)).

As of December 31, 2022, the Company had 33,604,965 issued and outstanding shares (1,680,248 shares post-Reverse Stock Split).

Statutory reserve and restricted net assets

Under PRC rules and regulations, all subsidiaries of Wetouch in the PRC are required to appropriate 10% of their net income to a statutory surplus reserve until the reserve balance reaches 50% of their registered capital. The appropriation to this statutory surplus reserve must be made before distribution of dividends can be made. The statutory reserve is non-distributable, other than during liquidation, and can be used to fund previous years losses, if any, and may be converted into share capital by issuing new shares to existing shareholders in proportion to their shareholders or by increasing the par value of the shares currently outstanding, provided that the remaining balance of the statutory reserve after such issue is not less than 25% of the registered capital.

Appropriations to the discretionary surplus reserve are made at the discretion of the board of directors. The statutory reserve may be applied against prior year losses, if any, and may be used for general business expansion and production or increase in registered capital, but are not distributable as cash dividends.

For the years ended December 31, 2022 and 2021, the Company made appropriations to the reserve fund of RMB6,554,271(equivalent to US$973,718) and RMB12,933,795 (equivalent to US$2,005,084), respectively.